Trade Payables - Summary of Trade Payables (Parenthetical) (Detail) kr in Billions	Dec. 31, 2020 SEK (kr)
Ericsson’s supplier payments program [member]
Trade And Other Receivables [Line Items]
Trade payable relates to supplier invoices	kr 8.6